Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,144.10	1,180.46	1,165.46
Reporting date spot rate	1,185.50	1,088.00
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	10.42	11.05	10.70
Reporting date spot rate	10.30	10.54
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	177.36	170.90	168.56
Reporting date spot rate	186.26	166.96
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	40.99	40.07	37.74
Reporting date spot rate	42.84	38.67
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,353.25	1,345.71	1,304.52
Reporting date spot rate	1,342.34	1,338.24
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	296.51	302.95	303.62
Reporting date spot rate	292.11	292.02
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0499	0.0508	0.0502
Reporting date spot rate	0.0521	0.0471
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,573.89	1,513.48	1,487.46
Reporting date spot rate	1,600.25	1,482.40